Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Net revenue:
Net revenue:	$ 18,831	$ 16,285	$ 14,368
Cost of revenue:
Amortization of acquired technology	156	146	163
Selling and marketing	5,035	4,312	3,762
Research and development	2,928	2,754	2,539
General and administrative	1,601	1,418	1,300
Amortization of other acquired intangible assets	481	483	483
Restructuring	15	223	0
Total costs and expenses	13,908	12,655	11,227
Operating income	4,923	3,630	3,141
Interest expense	(247)	(242)	(248)
Interest and other income, net	158	162	96
Income before income taxes	4,834	3,550	2,989
Income tax provision	965	587	605
Net income	$ 3,869	$ 2,963	$ 2,384
Basic net income per share (in dollars per share)	$ 13.82	$ 10.58	$ 8.49
Shares used in basic per share calculations (in shares)	280	280	281
Diluted net income per share (in dollars per share)	$ 13.67	$ 10.43	$ 8.42
Shares used in diluted per share calculations (in shares)	283	284	283
Service
Net revenue:
Net revenue:	$ 16,400	$ 13,861	$ 12,317
Cost of revenue:
Cost of revenue	3,624	3,250	2,908
Product and other
Net revenue:
Net revenue:	2,431	2,424	2,051
Cost of revenue:
Cost of revenue	$ 68	$ 69	$ 72